Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	June 30, 2015	December 31, 2014
	$	$
Revolving Credit Facilities	1,712,840	1,766,822
Senior Notes (8.5%) due January 15, 2020	390,871	390,712
Norwegian Kroner-denominated Bonds due through May 2020	789,489	697,798
U.S. Dollar-denominated Term Loans due through 2026	3,478,535	3,103,255
U.S. Dollar Bonds due through 2024	517,983	492,918
Euro-denominated Term Loans due through 2023	255,316	284,993

Total	7,145,034	6,736,498
Less current portion	992,750	654,134

Long-term portion	6,152,284	6,082,364